Net Income Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Net Income Per Share
Net Income Per Share

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012

Net income attributable to SMTP.com	$319,587	$313,854	$930,593	$758,910

Basic weighted average common shares outstanding	15,130,162	14,707,250	14,931,366	14,297,562
Add incremental shares for:
Warrants	26,450	-	53,228	-
Stock options	543,352	551,593	554,058	598,986
Diluted weighted average common shares outstanding	15,699,964	15,258,843	15,538,652	14,896,548

Net income per share:
Basic	$0.02	$0.02	$0.06	$0.05
Diluted	$0.02	$0.02	$0.06	$0.05

	Year Ended December 31,
	2012	2011

Net income attributable to SMTP.com	$1,069,607	$905,632

Basic weighted average common shares outstanding	14,412,183	13,773,566
Add incremental shares for:
Warrants	63,840	423,085
Stock options	135,526	957,613
Diluted weighted average common shares outstanding	14,611,549	15,154,264

Net income per share:
Basic	$0.07	$0.07
Diluted	$0.07	$0.06